9. LONG-TERM LOAN: Schedule of Long-term Loan (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Long-term Loan

	December 31, 2017		December 31, 2016

Long-term loan	$ 30,451	€ 20,230	$ -	€ -
Less: current portion of long-term loan	6,393	4,248	-	-
	$ 24,058	€ 15,982	$ -	€ -

Payment schedule of long-term loan
Year 1	$ 8,072	€ 5,363	$ -	€ -
Year 2	8,072	5,363	-	-
Year 3	8,072	5,363	-	-
Year 4	8,072	5,363	-	-
Year 5	2,524	1,676	-	-
	$ 34,812	€ 23,128	$ -	€ -
Less: imputed interest	4,126	2,741	-	-
Other fees	235	156	-	-
	$ 30,451	€ 20,231	$ -	€ -